Registration No. 002-35570

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549
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FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 110
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 110
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PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(Exact name of Registrant as specified in Charter)

711 High Street
Des Moines, IA 50392
(Address of principal executive offices)
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Telephone Number (515) 235-1209
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Copy to:
BRITNEY L. SCHNATHORST	JOSHUA B. DERINGER
The Principal Financial Group	Drinker Biddle & Reath, LLP
Des Moines, Iowa 50392	One Logan Square, Ste 2000
Philadelphia, PA 19103-6996

(Name and address of agent for service)
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Approximate Date of Proposed Public Offering: Immediately
It is proposed that this filing will become effective (check appropriate box)
__X__    immediately upon filing pursuant to paragraph (b) of Rule 485
_____    on (date), pursuant to paragraph (b) of Rule 485
_____    60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____    on (date), pursuant to paragraph (a)(1) of Rule 485
_____    75 days after filing pursuant to paragraph (a)(2) of Rule 485
_____    on (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

_____	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Class 2 shares

EXPLANATORY NOTE
Principal Variable Contracts Funds, Inc. is filing this post-effective amendment to create two new series (Class 2 shares of Diversified Balanced Volatility Control Account and Diversified Growth Volatility Control Account), which were included in post-effective amendment number 108 (as filed on February 23, 2017, SEC Accession No. 0000012601-17-000020), and is filed for the purpose of submitting interactive data files.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and  has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Des Moines and State of Iowa, on the 15th day of March, 2017.

Principal Variable Contracts Funds, Inc. (Registrant) /s/ M. J. Beer _____________________________________ M. J. Beer Director, President and Chief Executive Officer

Attest: /s/ Beth Wilson ______________________________________ Beth Wilson Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date

/s/ Michael J. Beer __________________________ Michael J. Beer	Director, President and Chief Executive Officer (Principal Executive Officer)	March 15, 2017

/s/ T. W. Bollin __________________________ T. W. Bollin	Chief Financial Officer (Principal Financial Officer)	March 15, 2017

/s/ S. L. Reece __________________________ S. L. Reece	Vice President and Controller (Controller)	March 15, 2017

(E. Ballantine)* __________________________ E. Ballantine	Director	March 15, 2017

(L. T. Barnes)* __________________________ L. T. Barnes	Director	March 15, 2017

(C. Damos)* __________________________ C. Damos	Director	March 15, 2017

(N. M. Everett)* __________________________ N. M. Everett	Chair	March 15, 2017

(M. A. Grimmett)* __________________________ M. A. Grimmett	Director	March 15, 2017

(F. S. Hirsch)* __________________________ F. S. Hirsch	Director	March 15, 2017

(T. Huang)* __________________________ T. Huang	Director	March 15, 2017

(K. McMillan)* __________________________ K. McMillan	Director	March 15, 2017

(E. A. Nickels)* __________________________ E. A. Nickels	Director	March 15, 2017

* Pursuant to Power of Attorney
Previously Filed as Ex-99(j)(3) on 12/16/2014 (Accession No. 0000012601-14-000271), filed for E. A. Nickels as Ex-99(j)(3) on 02/23/2016 (Accession No. 0000012601-16-000309)

Exhibit No.    Exhibits

Ex-101.INS    XBRL Instance Document

Ex-101.SCH    XBRL Taxonomy Extension Schema Document

Ex-101.CAL    XBRL Taxonomy Extension Calculations Linkbase Document

Ex-101.DEF    XBRL Taxonomy Extension Definition Linkbase Document

Ex-101.LAB    XBRL Taxonomy Extension Label Linkbase Document

Ex-101.PRE    XBRL Taxonomy Extension Presentation Linkbase Document